Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

Note 11 Income taxes

Accounting principles

Income taxes disclosed in the statement of income include current tax expense (or income) and deferred tax expense (or income).

Current tax expense (or income) are the estimated amount of the tax due for the taxable income of the period.

Deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and other tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Current income taxes	(12,745)	(19,825)	(8,158)
Deferred income taxes	(556)	(2,417)	(1,429)
TOTAL INCOME TAXES	(13,301)	(22,242)	(9,587)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2023	2022	2021
Net operating losses and tax carry forwards	3,098	3,600	5,129
Employee benefits	415	409	586
Other temporary non-deductible provisions	7,569	8,813	8,235
Differences in depreciations	(15,443)	(14,692)	(15,233)
Other temporary tax deductions	(3,909)	(4,102)	(4,221)
NET DEFERRED TAX LIABILITY	(8,270)	(5,972)	(5,504)

The reserves of TotalEnergies subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $1,407 million as of December 31, 2023.

Deferred tax assets not recognized as of December 31, 2023, amount to $3,060 million as their future recovery was not regarded as probable given the expected results of the entities. Particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $1,072 million and to Australia for an amount of $222 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2023	2022	2021
Deferred tax assets	3,418	5,049	5,400
Deferred tax liabilities	(11,688)	(11,021)	(10,904)
NET AMOUNT	(8,270)	(5,972)	(5,504)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2023	2022	2021
Opening balance	(5,972)	(5,504)	(3,310)
Deferred tax on income	(556)	(2,417)	(1,429)
Deferred tax on shareholders’ equity (a)	(741)	1,353	(546)
Changes in scope of consolidation and others	(1,102)	218	(315)
Currency translation adjustment	101	378	96
CLOSING BALANCE	(8,270)	(5,972)	(5,504)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2023	2022	2021
Consolidated net income	21,510	21,044	16,366
Income taxes	13,301	22,242	9,587
Pre-tax income	34,811	43,286	25,953
French statutory tax rate	25.83%	25.83%	28.41%
Theoretical tax charge	(8,992)	(11,181)	(7,373)
Difference between French and foreign income tax rates	(5,925)	(9,625)	(3,754)
Tax effect of equity in income (loss) of affiliates	477	(489)	977
Permanent differences	800	(676)	738
Adjustments on prior years income taxes	54	64	109
Adjustments on deferred tax related to changes in tax rates	216	(610)	(119)
Variation of deferred tax assets not recognized	69	275	(165)
INCOME TAXES IN THE STATEMENT OF INCOME	(13,301)	(22,242)	(9,587)

The French statutory tax rate includes the standard corporate tax rate (25%), additional and exceptional applicable taxes that bring the overall tax rate to 25.83% in 2023 (versus 25.83% in 2022 and 28.41% in 2021).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Schedule of losses and tax credits carried forward

TotalEnergies has deferred tax assets related to losses and carried forward tax credits which expire according to the following years:

As of December 31,
(M$)	2023	2022	2021
2022	–	–	27
2023	–	4	1
2024	2	2	5
2025	2	4	25
2026(a)	8	8	1,652
2027(b)	3	1,220	–
2028 and after	1,201	–	–
Unlimited	1,882	2,362	3,419
TOTAL	3,098	3,600	5,129

(a)	2026 and after for 2021.
(b)	2027 and after for 2022.

As of December 31, 2023 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2023				United
(M$)	Kazakhstan	France	Australia	States
2024	–	–	–	–
2025	–	–	–	–
2026	–	–	–	–
2027	–	–	–	–
2028 and after	2	–	–	322
Unlimited	834	732	667	338
TOTAL	836	732	667	660